Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Impairment charge of long-lived assets	$ 0	$ 0	$ 0
Unrecognized income tax benefits	0	0
Accrued income taxes	0	0
Patent | General and Administrative Costs
Summary Of Significant Accounting Policies [Line Items]
Legal expenses	997,000	1,034,000	$ 691,000
Series B Purchase Option
Summary Of Significant Accounting Policies [Line Items]
Outstanding liability	$ 0	$ 0
Free-standing instrument exercised date	Dec. 10, 2015
Series B Purchase Option | Second Tranche
Summary Of Significant Accounting Policies [Line Items]
Free-standing instrument exercised date	Dec. 10, 2015